Note 15 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivative	$ 84,510	$ 120,675
Derivative asset, current portion	84,510	120,675
Derivative	0	144,523
Freight Forward Agreements [Member]
Derivative	84,510	0
Derivative asset, current portion	84,510	0
Freight Forward Agreements [Member] | Fair Value, Recurring [Member]
Derivative	84,510
Derivative asset, current portion	84,510
Freight Forward Agreements [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative	84,510
Derivative asset, current portion	84,510
Freight Forward Agreements [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative	0
Derivative asset, current portion	0
Freight Forward Agreements [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative	0
Derivative asset, current portion	0
Interest Rate Swap [Member]
Derivative	0	120,675
Derivative asset, current portion	$ 0	120,675
Interest Rate Swap [Member] | Fair Value, Recurring [Member]
Derivative		120,675
Derivative asset, current portion		120,675
Derivative		144,523
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative		0
Derivative asset, current portion		0
Derivative		0
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative		120,675
Derivative asset, current portion		120,675
Derivative		144,523
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative		0
Derivative asset, current portion		0
Derivative		$ 0